LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Lessee renewal term	5 years
Operating lease rent expense	$ 1.3	$ 0.8	$ 1.2
Cash paid for operating lease liabilities	$ 0.5	$ 0.7	$ 0.9
Minimum
Lessee, Lease, Description [Line Items]
Lease term	3 years
Maximum
Lessee, Lease, Description [Line Items]
Lease term	8 years